Loan Servicing - Schedule of Activity for Servicing Assets (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Mortgage Loans
Servicing assets:
Beginning of year	$ 1,540	$ 1,002	$ 1,002	$ 298
Additions	315		1,115	912	$ 329
Disposals	(39)		(172)
Amortized to expense	(155)	(86)	(405)	(208)	(31)
End of period	1,661	916	1,540	1,002	298
SBA
Servicing assets:
Beginning of year	4,417	2,702	2,702	1,807	720
Additions	484	724	2,628	1,353	1,268
Disposals	(425)		(367)
Amortized to expense	(158)	(119)	(546)	(458)	(181)
End of period	$ 4,318	$ 3,307	$ 4,417	$ 2,702	$ 1,807